Summary of significant accounting policies (Details 3)	12 Months Ended
Jun. 30, 2018
Buildings And Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 5 and 50 years
Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 3 and 24 years
Communication Networks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 4 and 20 years
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 3 and 25 years